Cash and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Restricted Cash [Abstract]
Cash and Restricted Cash

Note 4 — Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets and statements of cash flows.

	December 31,
	2022	2021	2020

Cash	$11,159,610	$15,098,151	$3,426,467
Restricted Cash	3,242,989	653,324	1,367,630
Total cash and restricted cash presented in the consolidated statement of cash flows	$14,402,599	$15,751,475	$4,794,097

Restricted cash includes cash balances held on behalf of customers (see Note 2 for further information).